FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	R$ 371,883,348	R$ 387,598,377
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	53,549,658	95,034,235
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	228,464,602	201,297,811
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	57,839,535	58,350,432
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	8,119,026	7,911,872
No Stated Maturity [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	R$ 23,910,527	R$ 25,004,027